Property, Plant And Equipment	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property, Plant And Equipment
PROPERTY, PLANT AND EQUIPMENT
The classes of property, plant and equipment as of December 31 are summarized as follows ($ in millions):

	2014	2013
Land and improvements	$186.5	$189.7
Buildings	1,037.3	1,005.3
Machinery and equipment	2,249.3	2,210.0
Customer-leased instruments	1,235.8	1,032.0
Gross property, plant and equipment	4,708.9	4,437.0
Less: accumulated depreciation	(2,537.0)	(2,253.0)
Property, plant and equipment, net	$2,171.9	$2,184.0